Basic and Diluted Net Loss Per Share - Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share	65,722,738	37,333,318	105,153,845	64,778,154
Common stock warrants [Member]
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share			218,847	25,434,069
Convertible notes [Member]
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share	65,722,738	37,333,318	82,460,428	27,364,717
Stock options and RSUs Issued and Outstanding [Member]
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share			8,084,064	11,979,368
Third SAFE Agreement [Member]
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share			2,750,000
Deferred Consideration Shares [Member]
Schedule of Potential Common Shares Excluded from Computation of Diluted Net Loss Per Share of Common Stock [Line Items]
Potential common shares excluded from diluted net loss per share			11,640,506